Summary of Significant Accounting Policies - Long Lived Assets (Details)	12 Months Ended
Dec. 31, 2014
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	29 months
Office Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years